INCENTIVE COMPENSATION PROGRAM	12 Months Ended
Dec. 31, 2021
Compensation Related Costs [Abstract]
INCENTIVE COMPENSATION PROGRAM

NOTE 15 — INCENTIVE COMPENSATION PROGRAM

On November 18, 2021, the Company’s Board of Directors approved the adoption of the Tellurian Incentive Compensation Program (the “Incentive Compensation Program” or “ICP”). The ICP allows the Company to award short-term and long-term performance and service-based incentive compensation to full-time employees of the Company. ICP awards may be earned with respect to each calendar year and are determined based on guidelines established by the Compensation Committee of the Board of Directors, as administrator of the ICP.

Short-term incentive awards

Short-term incentive (“STI”) awards are payable in cash annually at the discretion of the Company’s Board of Directors. Compensation expense for STI awards is recognized over the performance period when it is probable that the performance condition will be achieved. For the year ended December 31, 2021, we recognized approximately $26.2 million in compensation expenses for STI awards.

Long-term incentive awards

Long-term incentive (“LTI”) awards are granted in the form of “tracking units,” at the discretion of the Company’s Board of Directors. Each tracking unit will have a value equal to one share of Tellurian common stock and entitles the grantee to receive, upon vesting, a cash payment equal to the closing price of our common stock on the trading day prior to the vesting date. Tracking units will vest in three equal tranches at grant date, and the first and second anniversaries of the grant date. As of December 31, 2021, no tracking units for LTI awards had been granted under the ICP.

We recognize compensation expense for awards with graded vesting schedules over the requisite service periods for each separately vesting portion of the award as if each award was in substance multiple awards. Compensation expense for the first tranche of the LTI award that vests at the grant date is recognized over the performance period when it is probable that the performance condition will be achieved. Compensation expense for the second and third tranches will be recognized on a straight-line basis over the requisite service period. Compensation expense for unvested tracking units is subsequently adjusted each reporting period to reflect the estimated payout levels based on the changes in the Company’s stock price and actual forfeitures. For the year ended December 31, 2021, we recognized approximately $19.9 million in compensation expenses for LTI awards that have been earned over the 2021 performance period.